CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows provided by (used in) operating activities
Net income	$ 37,365,472	$ 34,033,921
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Amortization of intangible assets	2,536,835	2,529,726
Change in fair value of contingent consideration for the acquisition of King's Gaming	(5,894,431)	(2,770,683)
Depreciation	6,622	0
Director shares issued for compensation	346,000	0
Accounts Receivable	(273,657)	7,308,959
Markers Receivable	15,000,494	(74,789,780)
Prepaid Expenses and Other Assets	165,305	83,424
Lines of Credit Payable	(5,911,641)	21,830,295
Accrued Expenses	(4,435,905)	2,267,592
Net cash provided by (used in) operating activities	38,905,094	(9,506,546)
Cash flows (used in) provided by financing activities
Cash paid for King's Gaming acquisition	(9,000,000)	0
Cash paid for shares repurchased	(124,207)	0
Dividend paid	(7,527,988)	0
Proceeds from shareholder loans	1,919,088	3,222,754
Net cash (used in) provided by financing activities	(14,733,107)	3,222,754
Net increase (decrease) in cash and cash equivalents	24,171,987	(6,283,792)
Effect of foreign currency translation on cash	402,017	(72,760)
Cash and cash equivalents at beginning of period	16,718,565	13,843,622
Cash and cash equivalents at end of period	41,292,569	7,487,070
Non-cash Financing Activities
Incentive shares issued for 2010 net income target	0	1,205
Incentive shares issued for filing 2010 Form 20-F	0	421
Incentive shares issued for 2011 net income target	17,977,151	0
Incentive shares issued for King's Gaming 2011 net income target and relieved from contingent consideration	3,057,600	0
Director shares issued for compensation	346,000	0
Notes issued for shareholder loans	$ 0	$ 60,000,000